Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Supplementary Cash Flow Information [Line Items]
Total Current Assets	$ 9,769		$ 9,769		$ 10,434
Total Current Liabilities	5,651		5,651		7,362
Working Capital	4,118		4,118		$ 3,072
Accounts Receivable and Accrued Revenues	(177)	$ 904	(542)	$ 326
Income Tax Receivable	6	14	172	191
Inventories	(19)	480	421	99
Accounts Payable and Accrued Liabilities	(188)	(896)	(186)	60
Income Tax Payable	(22)	105	(304)	96
Total Change in Non-Cash Working Capital	(400)	607	(439)	772
Net Change in Non-Cash Working Capital – Operating Activities	(241)	588	(179)	813
Net Change in Non-Cash Working Capital – Investing Activities	$ (159)	$ 19	$ (260)	$ (41)